Derivative financial instruments	6 Months Ended
Jun. 30, 2024
Derivative financial instruments
Derivative financial instruments

15.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the condensed consolidated statement of loss and other comprehensive (loss)/income. The related net foreign exchange gain/(loss) is included in finance income (note 9) and finance costs (note 10).

The underlying contractual notional amounts for the derivative instruments as of June 30, 2024, and as of December 31, 2023, are as follows:

	June 30,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Embedded options within listed bonds	1,940,000	1,940,000
Foreign exchange swaps	125,000	125,000
	2,065,000	2,065,000

The fair value balances are as follows:

	June 30,	December 31,
	2024	2023
	$’000	$’000

Derivative instruments
Embedded options within listed bonds	12,140	1,540
Interest rate caps	402	565
Foreign exchange swaps	(12,946)	(68,133)
	(404)	(66,028)

The change in fair value of the derivative instruments has been recorded in the condensed consolidated statement of loss and other comprehensive (loss)/income as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000

Derivative instruments
Foreign exchange swaps	30,640	(62,439)	5,678	(62,109)
Embedded options within listed bonds	3,960	2,310	10,600	750
Interest rate caps	79	564	264	413
	34,679	(59,565)	16,542	(60,946)